Condensed consolidated statements of profit or loss and other comprehensive income or loss - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Research and development expenses	€ (13,721,637)	€ (8,060,599)	€ (27,236,126)	€ (16,132,053)
General and administrative expenses	(7,660,133)	(4,664,726)	(13,525,138)	(8,436,415)
Total operating expenses	(21,381,770)	(12,725,325)	(40,761,264)	(24,568,468)
Finance income/(expense)	11,501,804	(2,474,483)	14,892,983	3,344,373
Loss before income tax	(9,879,966)	(15,199,808)	(25,868,281)	(21,224,095)
Income taxes	(2,741,102)	(2,965)	(2,779,817)	(21,554)
Loss for the period	(12,621,068)	(15,202,773)	(28,648,098)	(21,245,649)
Other comprehensive income/(Loss)
Exchange gains arising on translation of foreign operations	(89,091)	426	(80,411)	1,675
Total comprehensive loss attributable to:
Equity holders of the Company	€ (12,710,159)	€ (15,202,347)	€ (28,728,509)	€ (21,243,974)
Loss per share attributable to the equity holders of the Company during the periods
Basic and diluted loss per share	€ (0.38)	€ (0.46)	€ (0.86)	€ (0.77)